Shareholder Report, Average Annual Return (Details) B297334_Direxion Daily MSCI Real Estate Bull 3X Shares_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Direxion Daily Real Estate Bull 3X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Direxion Daily Real Estate Bull 3X Shares NAV
Average Annual Return, Percent	(24.37%)	2.46%	(4.94%)
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	21.45%	17.64%	14.64%
Real Estate Select Sector Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Real Estate Select Sector Index
Average Annual Return, Percent	(2.04%)	7.38%	6.55%